Interest expense and similar charges (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense And Similar Charges
Credit institutions deposits		R$ 6,736,736	R$ 4,712,388	R$ 4,327,276
Customer deposits		38,508,954	13,187,967	7,504,276
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)		6,951,908	4,536,849	2,785,942
Debt Instruments Eligible to Compose Capital (note 19)		863,394	902,398	909,393
Pension Plans (note 21)		176,224	237,024	293,653
Other interest	[1]	14,484,725	3,092,216	2,511,688
Total		R$ 67,721,941	R$ 26,668,842	R$ 18,332,228

[1]	It is mainly composed of Expenses with Interest on Repo Agreements